Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Trade accounts receivable, gross	$ 322,140	$ 237,013
Reserves for sales deductions:
Chargebacks	(46,919)	(22,792)
Customer rebates	(58,593)	(32,005)
Other sales deductions	(77,713)	(62,288)
Allowance for doubtful accounts	(143)	(118)
Trade accounts receivable, net	$ 138,772	$ 119,810